UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3657

                      Scudder State Tax-Free Income Series
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period: 5/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder New York Tax-Free Income Fund
Investment Portfolio as of May 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                                    Principal
                                                                                                    Amount ($)    Value ($)
                                                                                          ---------------------------------

Municipal Bonds and Notes 93.6% New York 88.8% Albany County, NY, Airport
Revenue:
AMT, 5.375%, 12/15/2017 (a)                                                                 1,000,000            1,059,070
AMT, 5.5%, 12/15/2019 (a)                                                                   1,000,000            1,065,850
Albany, NY, Other General Obligation, 7.0%, 1/15/2008 (a)                                      10,000               10,035
Battery Park, NY, Battery Park City Authority,
Prerefunded, 8.625%, 6/1/2023                                                                  10,000               10,000
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial
Development Authority, Memorial Hospital Medical Center,
Series A, 8.25%, 11/15/2030                                                                 2,000,000            2,178,380
Buffalo, NY, Core City General Obligation, Series A,
5.375%, 2/1/2016 (a)                                                                        1,020,000            1,128,640
Buffalo, NY, Other General Obligation, School Improvement,
Series D, 5.5%, 12/15/2015 (a)                                                              1,000,000            1,126,360
Chautauqua County, NY, County General Obligation:
ETM, 7.3%, 4/1/2008 (a)                                                                       575,000              644,224
ETM, 7.3%, 4/1/2009 (a)                                                                       575,000              664,884
Erie County, NY, County General Obligation, Public Improvement,
6.125%, 1/15/2012 (a)                                                                         590,000              692,188
Islip, NY, Higher Education Revenue, Community Development Agency,
Institute of Technology, Prerefunded, 7.5%, 3/1/2026                                        4,000,000            4,215,160
Long Island, NY, Electric Revenue, Power Authority:
Zero Coupon, 6/1/2012 (a)                                                                  10,000,000            7,813,000
Zero Coupon, 6/1/2014 (a)                                                                   2,115,000            1,513,621
Series 3B, 2.35%*, 5/1/2033, WestLB AG (b)                                                    200,000              200,000
Series C, 5.5%, 9/1/2021                                                                    1,250,000            1,377,337
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013 (a)                                                                          1,050,000            1,234,716
6.0%, 3/1/2014 (a)                                                                          1,040,000            1,235,135
6.0%, 3/1/2015 (a)                                                                          1,250,000            1,497,950
6.0%, 3/1/2017 (a)                                                                          1,410,000            1,680,255
6.0%, 3/1/2018 (a)                                                                          1,130,000            1,376,091
Montgomery, NY, School District General Obligation,
Valley Central School District, 7.15%, 6/15/2008 (a)                                          625,000              700,081
Nassau County, NY, Sales & Special Tax Revenue, Interim Finance
Authority, Series A, Prerefunded, 5.75%, 11/15/2015                                         1,500,000            1,700,085
Nassau County, NY, Sewer & Storm Water Finance Authority
System Revenue, Series B, 5.0%, 10/1/2023 (a)                                                 500,000              537,190
New York, County General Obligation Lease, Dormitory Authority,
Westchester County Court Facilities, 5.25%, 8/1/2014                                        2,555,000            2,761,367
New York, Environmental Facilities Corp., Pollution Control,
State Water Revenue, Series D-02, 6.9%, 5/15/2015                                             155,000              158,610
New York, Higher Education Revenue, Dormitory Authority:
Series C, Prerefunded, 7.375%, 5/15/2010                                                      215,000              250,139
Series C, 7.375%, 5/15/2010                                                                   785,000              872,567
Series B, Prerefunded, 7.5%, 5/15/2011                                                        325,000              383,893
Series B, 7.5%, 5/15/2011                                                                     545,000              630,402
New York, Higher Education Revenue, Dormitory Authority,
Colgate University:
6.0%, 7/1/2016 (a)                                                                            900,000            1,072,485
6.0%, 7/1/2021 (a)                                                                            850,000            1,051,909
New York, Higher Education Revenue, Dormitory Authority,
Columbia University, Series A, 5.25%, 7/1/2015                                              1,000,000            1,110,470
New York, Higher Education Revenue, Dormitory Authority,
Fordham University, 7.2%, 7/1/2015 (a)                                                        790,000              792,860
New York, Higher Education Revenue, Dormitory Authority,
Green Chimneys School, Series A, 5.5%, 7/1/2018 (a)                                         1,375,000            1,508,581
New York, Higher Education Revenue, Dormitory Authority,
New York University:
Series 2, 5.5%, 7/1/2016 (a)                                                                1,000,000            1,113,630
Series 1, 5.5%, 7/1/2031 (a) (c)                                                            6,500,000            7,805,590
Series 1, 5.5%, 7/1/2040 (a)                                                                5,000,000            6,108,750
Series A, 5.75%, 7/1/2027 (a)                                                               3,000,000            3,697,020
New York, Higher Education Revenue, Dormitory Authority,
Pace University:
6.5%, 7/1/2009 (a)                                                                              5,000                5,656
6.5%, 7/1/2011 (a)                                                                            760,000              895,090
6.5%, 7/1/2012 (a)                                                                            500,000              597,345
New York, Higher Education Revenue, Dormitory Authority,
Yeshiva University, 5.375%, 7/1/2016 (a)                                                    1,000,000            1,106,810
New York, Higher Education Revenue, Urban Development Corp.,
Syracuse University, Center for Science and Technology:
5.5%, 1/1/2015                                                                              4,500,000            5,058,360
5.5%, 1/1/2017                                                                              4,890,000            5,615,921
New York, Hospital & Healthcare Revenue, Dormitory Authority,
Mt. Sinai School of Medicine, Series B, 5.7%, 7/1/2011 (a)                                  1,825,000            1,992,955
New York, Hospital & Healthcare Revenue, Dormitory Authority,
Sloan Kettering Institute, Series C, 5.5%, 7/1/2023 (a)                                     3,000,000            3,543,150
New York, Housing Finance Agency, State University Construction,
Series A, ETM, 8.0%, 5/1/2011                                                                 200,000              237,150
New York, Metropolitan Transportation Authority Revenue:
Series A, 5.0%, 11/15/2033 (a)                                                              5,000,000            5,342,150
Series F, 5.25%, 11/15/2027 (a)                                                             1,200,000            1,307,964
New York, Multi Family Housing Revenue, Housing Finance
Agency, Series A, 6.95%, 8/15/2012                                                            445,000              452,276
New York, Sales & Special Tax Revenue,
Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016 (a)                                                               1,185,000            1,340,306
Series C, 5.5%, 4/1/2017                                                                    6,000,000            6,924,240
New York, Sales & Special Tax Revenue, Metropolitan Transportation
Authority, Series A, Prerefunded, 5.25%, 4/1/2016 (a)                                       2,000,000            2,275,680
New York, Sales & Special Tax Revenue, Personal Income Tax,
Series A, 5.375%, 3/15/2018                                                                 2,500,000            2,819,075
New York, Sales & Special Tax Revenue, Thruway Authority,
Series A, 5.5%, 3/15/2020                                                                   1,960,000            2,165,016
New York, Sales & Special Tax Revenue, Urban Development Corp.,
Series A, 5.375%, 3/15/2016                                                                 1,000,000            1,127,630
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026 (a)                                                              5,000,000            5,385,350
Series A, 5.0%, 10/15/2029 (a)                                                              5,000,000            5,361,100
New York, State Agency General Obligation Lease,
Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016 (a)                                                              1,100,000            1,278,981
Series A, 5.75%, 7/1/2009 (a)                                                               1,000,000            1,092,490
Series A, 5.75%, 7/1/2013 (a)                                                               4,100,000            4,711,474
5.75%, 7/1/2018 (a)                                                                         2,250,000            2,677,140
New York, State Agency General Obligation Lease,
Dormitory Authority, State University Educational Facilities,
Prerefunded, 5.25%, 5/15/2018 (a)                                                           3,000,000            3,330,990
New York, State Agency General Obligation Lease, Thruway
Authority, Capital Appreciation, Series A, Zero Coupon, 1/1/2006                            2,905,000            2,853,756
New York, State Agency Revenue Lease, Urban Development Corp.,
Correctional Facilities:
Series B, 5.25%, 1/1/2013 (a)                                                               1,700,000            1,849,413
Series A, 5.5%, 1/1/2014 (a)                                                                2,000,000            2,296,680
New York, State Dormitory Authority Revenue,
Series A-1, 5.0%, 8/15/2025 (a)                                                             2,175,000            2,322,857
New York, State Dormitory Authority Revenue,
Montefiore Hospital, 5.0%, 8/1/2023 (a)                                                     3,000,000            3,229,680
New York, State Dormitory Authority Revenue, Personal Income Tax,
Series A, 5.375%, 3/15/2020                                                                 3,000,000            3,407,340
New York, State General Obligation Lease, Dormitory Authority,
City University System:
Series A, 5.75%, 7/1/2018 (a)                                                               2,000,000            2,377,420
Series D, ETM, 7.0%, 7/1/2009                                                               1,640,000            1,758,260
New York, State General Obligation Lease, Dormitory Authority,
Judicial Facilities, ETM, 7.375%, 7/1/2016 (a)                                                100,000              122,499
New York, State General Obligation Lease, Dormitory Authority,
State University Educational Facilities:
Series B, 5.375%, 7/1/2019                                                                  1,980,000            2,180,554
5.875%, 5/15/2017 (a)                                                                       2,325,000            2,778,863
New York, State General Obligation Lease, Dormitory Authority,
Upstate Community Colleges, Series A, 5.875%, 7/1/2016                                      3,555,000            3,839,827
New York, State General Obligation Lease, Urban Development Corp.,
State Facilities, 5.6%, 4/1/2015                                                            2,260,000            2,587,474
New York, State General Obligation, Tobacco Settlement
Financing Corp., Series A-1, 5.5%, 6/1/2019                                                 6,000,000            6,717,720
New York, State Housing Finance Agency, State Personal Income
Tax Revenue, Economic Development & Housing,
Series A, 5.0%, 9/15/2030 (a)                                                               4,000,000            4,252,760
New York, State Revenue Lease, Urban Development Corp.,
Correctional Capital Facilities, 5.125%, 4/1/2016 (a)                                       2,525,000            2,746,594
New York, State Thruway Authority, Service Contract Revenue,
5.25%, 4/1/2013                                                                               970,000            1,028,869
New York, Transportation/Tolls Revenue, General Improvements,
Triborough Bridge and Tunnel Authority:
Series B, 5.0%, 11/15/2021                                                                  6,000,000            6,383,400
Series A, 5.25%, 1/1/2018                                                                   2,000,000            2,201,060
New York, Transportation/Tolls Revenue, Metropolitan
Transportation Authority:
Series Q, ETM, 5.125%, 7/1/2012 (a)                                                         5,000,000            5,284,900
Series C, Prerefunded, 5.125%, 7/1/2013 (a)                                                 2,780,000            3,100,840
Series C, Prerefunded, 5.125%, 7/1/2013 (a)                                                 1,220,000            1,354,175
New York, Transportation/Tolls Revenue, Triborough Bridge and
Tunnel Authority, Series Y, 6.125%, 1/1/2021                                                7,205,000            9,058,775
New York, Water & Sewer Revenue, Environmental Facilities Corp.,
Riverbank State Park, 6.25%, 4/1/2012 (a)                                                   3,695,000            4,346,872
New York, Water & Sewer Revenue, Environmental Facilities Corp.,
State Clean Water & Drinking Revolving Funds:
Series B, 5.25%, 5/15/2015                                                                  3,120,000            3,434,059
Series C, 5.25%, 6/15/2015                                                                  5,330,000            5,872,381
Series B, 5.25%, 6/15/2016 (c)                                                              6,000,000            6,671,700
New York, Water & Sewer Revenue, Environmental Facilities Corp.,
State Water Pollution Control, Series E, 6.5%, 6/15/2014                                       90,000               90,273
New York and New Jersey, Port Authority Revenue, AMT,
Series 4, 7.0%, 10/1/2007                                                                   1,800,000            1,897,866
New York City, NY, Housing Development Corp. Revenue,
NYC Housing Authority Program, Series A, 5.0%, 7/1/2025 (a)                                 2,100,000            2,253,846
New York City, NY, Industrial Development Agency Revenue,
Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015                                    2,000,000            2,058,900
New York City, NY, Municipal Water Finance Authority,
Water & Sewer System Revenue, Series C, 5.0%, 6/15/2029 (a)                                 5,000,000            5,352,300
New York City, NY, Municipal Water Finance Authority,
Water & Sewer System Revenue, Fiscal 2004, Series C, 5.0%, 6/15/2035 (a)                    4,000,000            4,243,200
New York City, NY, Transitional Finance Authority Revenue,
Future Tax Secured, Series C, 2.36%*, 5/1/2028                                                300,000              300,000
New York, NY, Airport Revenue, Industrial Development Agency,
Japan Air Lines, AMT, 6.0%, 11/1/2015 (a)                                                     760,000              797,324
New York, NY, Core City General Obligation:
Series H, 5.125%, 8/1/2018 (a)                                                              3,405,000            3,625,712
Series D, 5.25%, 2/1/2021 (a)                                                               4,000,000            4,401,960
New York, NY, Core City General Obligation, Public Improvement,
Series B, 8.25%, 6/1/2006                                                                   2,750,000            2,895,475
New York, NY, Core City General Obligation, Transitional Finance
Authority, Series B, 5.5%, 2/1/2017                                                         1,190,000            1,323,815
New York, NY, Core City General Obligation, Transitional Finance
Authority, Future Tax Secured, Series C, 5.375%, 2/1/2017                                   1,500,000            1,659,105
New York, NY, General Obligation:
Series B, 2.37%*, 8/15/2005 (a)                                                               400,000              400,000
Series B, 2.37%*, 8/15/2022 (a)                                                               200,000              200,000
Series A-4, 2.38%*, 8/1/2021, Landesbank Baden-Wurttemberg (b)                                400,000              400,000
Series I, 5.0%, 8/1/2021                                                                    2,500,000            2,657,575
Series D, 5.0%, 11/1/2023                                                                   5,000,000            5,302,300
Prerefunded, Series I, 6.0%, 4/15/2009                                                      1,445,000            1,541,743
Prerefunded, Series H, 6.0%, 8/1/2014                                                          50,000               53,782
Series H, 6.0%, 8/1/2014                                                                    2,450,000            2,609,813
Series A, 6.25%, 8/1/2009                                                                   3,690,000            3,878,227
New York, NY, Hospital & Healthcare Revenue, Industrial Development
Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032                                 2,000,000            2,234,540
New York, NY, Municipal Water Finance Authority, Water & Sewer
System Revenue, Series C-1, 5.0%, 5/1/2017                                                  4,000,000            4,276,160
New York, NY, Project Revenue, Industrial Development Agency,
YMCA Greater Project:
5.8%, 8/1/2016                                                                              1,000,000            1,056,020
5.85%, 8/1/2008                                                                               600,000              636,204
New York, NY, Transportation/Tolls Revenue, Thruway Authority,
Series A, 5.0%, 3/15/2021 (a) (c)                                                           2,000,000            2,166,700
New York, NY, Water & Sewer Revenue, Municipal Water
Finance Authority, Series D, Zero Coupon, 6/15/2017                                         5,000,000            3,091,050
Niagara County, NY, County General Obligation, 7.1%, 2/15/2011 (a)                            500,000              600,720
Niagara County, NY, Industrial Development Revenue, Industrial
Development Agency, Series D, 5.55%*, 11/15/2024                                            3,760,000            4,050,986
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT:
7.25%, 11/1/2011 (a)                                                                          215,000              258,845
8.5%, 11/1/2006 (a)                                                                         1,240,000            1,326,775
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission,
5.25%, 10/1/2015 (a) (c)                                                                   10,720,000           12,010,367
North Babylon, NY, School District General Obligation,
Unified Free School District, 5.25%, 1/15/2016 (a)                                          1,605,000            1,764,601
Oneida-Herkimer, NY, Resource Recovery Revenue,
Solid Waste Management Authority:
5.5%, 4/1/2013 (a)                                                                            500,000              564,135
5.5%, 4/1/2014 (a)                                                                          1,000,000            1,134,930
Orange County, NY, Senior Care Revenue, Industrial Development
Agency, The Glen Arden Project:
5.625%, 1/1/2018                                                                            2,000,000            1,813,000
5.7%, 1/1/2028                                                                              3,750,000            3,208,125
Shenendehowa, NY, School District General Obligation,
Central School District, Clifton Park:
6.85%, 6/15/2008 (a)                                                                          350,000              390,786
6.85%, 6/15/2009 (a)                                                                          350,000              402,055
Tompkins County, NY, Higher Education Revenue, Industrial Development
Agency, Cornell University, Prerefunded, 6.0%, 7/1/2017                                     1,100,000            1,261,414
Troy, NY, Sales & Special Tax Revenue, Municipal Assistance Corp.:
Series B, Zero Coupon, 1/15/2007 (a)                                                          650,000              619,574
Series B, Zero Coupon, 7/15/2007 (a)                                                          650,000              610,363
Series B, Zero Coupon, 1/15/2008 (a)                                                          750,000              693,180
                                                                                                              ------------
                                                                                                               315,795,298

Puerto Rico 3.9%
Puerto Rico, Electric Revenue, Electric Power Authority,
6.0%, 7/1/2012 (a)                                                                          4,020,000            4,715,701
Puerto Rico, Sales & Special Tax Revenue, Highway and Transportation
Authority, Series Z, 6.0%, 7/1/2018 (a)                                                     2,750,000            3,396,360
Puerto Rico, State General Obligation, Public Improvements,
5.5%, 7/1/2013 (a) (c)                                                                      5,000,000            5,757,500
                                                                                                              ------------
                                                                                                                13,869,561

Virgin Islands 0.9%
Virgin Islands, State Agency General Obligation Public
Finance Authority, 6.0%, 10/1/2007                                                          3,000,000            3,142,230
                                                                                                              ------------

Total Municipal Bonds and Notes (Cost $304,572,917)                                                            332,807,089
                                                                                                              ------------
Municipal Inverse Floating Rate Notes 5.6%
New York 4.3%
New York, Senior Care Revenue, Dormitory Authority,
Inverse Floater, Series 310, 144A, 9.12%, 2/15/2010 (a)                                     1,110,000            1,500,409
New York, Transportation/Tolls Revenue, Securities Trust Certificates,
Inverse Floater, 144A, 8.14%, 11/15/2017 (a)                                                5,000,000            6,298,800
New York City, NY, Housing Development Corp. Revenue,
Inverse Floater, Rites-PA1299, 45.47%, 7/1/2019 (a)                                           500,000            1,379,050
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority,
Inverse Floater, Rites-PA 838, 144A, 8.13%, 6/15/2016                                       5,000,000            6,188,400
                                                                                                              ------------
                                                                                                                15,366,659

Puerto Rico 1.3%
Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency,
Inverse Floater, Rites-PA 944B, 144A, 8.179%, 7/1/2016 (a)                                  3,375,000            4,670,089
                                                                                                              ------------

Total Municipal Inverse Floating Rate Notes (Cost $17,178,119)                                                  20,036,748
                                                                                                              ------------

                                                                                                 % of
                                                                                              Net Assets        Value ($)
                                                                                              ----------        ---------

Total Investment Portfolio  (Cost $321,751,036)                                                  99.2          352,843,837
Other Assets and Liabilities, Net                                                                 0.8            2,920,510
                                                                                                              ------------
Net Assets                                                                                      100.0          355,764,347
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of May 31, 2005.

(a) Bond is insured by one of these companies:
                                                         As of % of Total
Insurance Coverage                                   Investment Portfolio
--------------------------------------------------------------------------
Ambac Financial Group                                      16.3
--------------------------------------------------------------------------
Financial Guaranty Insurance Company                       12.5
--------------------------------------------------------------------------
Financial Security Assurance Inc.                          8.9
--------------------------------------------------------------------------
MBIA Corp.                                                 18.1
--------------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

(c) At May 31, 2005 this security has been pledged to cover in whole or in part, initial margin requirements for open futures contracts.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2005, open futures contracts sold were as follows:

                                                                                                                  Net
                                                                     Aggregate                                 Unrealized
                     Expiration                                        Face                                   Depreciation
Futures                 Date                 Contracts               Value ($)             Value ($)              ($)
----------------------------------------------------------------------------------------------------------------------------
10 Year
Interest Rate
Swap                 6/13/2005                 214                  23,545,404              24,095,063         (549,659)
----------------------------------------------------------------------------------------------------------------------------

At May 31, 2005, open interest rates swaps were as follows:

   Effective/                                                        Cash Flows
   Expiration         Notional                 Cash Flows Paid      Received by          Net unrealized
      Date           Amount ($)                  by the Fund          the Fund          Depreciation ($)
-------------------------------------------------------------------------------------------------------------
    5/20/2006
    5/20/2019          5,900,000     +++++    Fixed - 4.795%     Floating - LIBOR                    (86,140)
-------------------------------------------------------------------------------------------------------------
    7/20/2005
    1/20/2017          2,500,000      +++     Fixed - 4.838%     Floating - BMA                      (73,250)
-------------------------------------------------------------------------------------------------------------
    7/27/2005
    1/26/2017          2,650,000       ++     Fixed - 4.792%     Floating - LIBOR                    (65,720)
-------------------------------------------------------------------------------------------------------------
    7/28/2005
    1/27/2017          2,650,000       +      Fixed - 4.788%     Floating - LIBOR                    (64,130)
-------------------------------------------------------------------------------------------------------------
    8/23/2005
    2/22/2015          8,500,000      ++++    Fixed - 4.763%     Floating - LIBOR                   (209,950)
-------------------------------------------------------------------------------------------------------------
    8/25/2005
    2/25/2015          7,300,000       ++     Fixed - 4.764%     Floating - LIBOR                   (181,040)
-------------------------------------------------------------------------------------------------------------
   10/13/2005
    4/13/2012          8,000,000      +++     Fixed - 3.977%     Floating - BMA                     (286,400)
-------------------------------------------------------------------------------------------------------------
Total net unrealized depreciation open interest rate swaps                                          (966,630)
-------------------------------------------------------------------------------------------------------------

Counterparties:

+                 Citibank NA
++                Goldman, Sachs & Co.
+++               JP Morgan Chase Bank
++++              Lehman Brothers, Inc.
+++++             Merril Lynch & Co.

BMA:              Represents the Bond Market Association
LIBOR:            Represents the London InterBank Offered Rate

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder New York Tax-Free Income Fund, a
                                    series of Scudder State Tax-Free Income
                                    Series


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder New York Tax-Free Income Fund, a
                                    series of Scudder State Tax-Free Income
                                    Series


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005



By:                                 /s/Paul Schubert
                                    ------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               July 22, 2005